Investments in Associates and Joint Ventures - Details of Investments in Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [abstract]
Investment in associates provided as collateral for borrowings	₩ 158,370	₩ 124,963